Share Option Plans - Summary of Nonvested Options (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option, Cancelled	(1,114,879)	(106,633)	(425,187)
Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option, Nonvested at January 1, 2013	670,200
Number of option, Granted
Number of option, Vested	(499,075)
Number of option, Cancelled	(4,675)
Number of option, Nonvested at December 31, 2013	166,450
Weighted average exercise price, Outstanding at beginning of year	10
Weighted-average exercise price, Granted
Weighted-average exercise price, Vested	10
Weighted-average exercise price, Cancelled	11
Weighted average exercise price, Outstanding at end of year	11